Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 231,081	$ 916,226
Prepaid expenses	124,168	178,402
Total current assets	355,249	1,094,628
Investments held in Trust Account	236,643,898	236,054,346
Deferred offering costs associated with initial public offering			400,143
Total assets	236,999,147	237,148,974	400,143
Current liabilities:
Accounts payable	1,898,863	8,097	10,804
Accrued expenses			303,500
Note payable to Sponsor			61,430
Accrued franchise tax	20,000	200,000
Accrued income tax	118,406
Total current liabilities	2,037,269	208,097	375,734
Deferred legal fees associated with initial public offering	150,000	150,000
Deferred underwriting commissions associated with initial public offering	8,128,108	8,128,108
Total liabilities	10,315,377	8,486,205	375,734
Commitments and Contingencies
Class A common stock, $0.0001 par value; 22,168,376 and 22,366,276 shares subject to possible redemption at $10.00 per share as of June 30, 2020 and December 31, 2019, respectively	221,683,760	223,662,761
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2020 and December 31, 2019
Additional paid-in capital	4,654,516	2,675,535	24,353
Retained earnings	344,798	2,323,797	(591)
Total stockholders' equity	5,000,010	5,000,008	24,409
Total Liabilities and Stockholders' Equity	236,999,147	237,148,974	400,143
Class A Common Stock
Stockholders' Equity:
Common stock value	113	93
Total stockholders' equity	113	93
Class B Common Stock
Stockholders' Equity:
Common stock value	583	583	647
Total stockholders' equity	$ 583	$ 583	$ 647	[1],[2]

[1]	Share amounts have been retroactively restated to reflect the stock dividend of 718,750 shares of Class B common stock in February 2019 (see Note 4).
[2]	This number includes up to 843,750 shares of Class B common stock that were subject to forfeiture to the extent the over-allotment option was not exercised in full or in part by the underwriters. On March 4, 2019, the underwriters partially exercised their over-allotment option and on March 7, 2019, the underwriters waived the remainder of their over-allotment option. In connection therewith, the Sponsor forfeited 643,520 Founder Shares for cancellation by the Company.